Schedule of May 2022 PIPE Warrants and 2023 Registered Direct Warrants (Details)	Sep. 30, 2024 $ / shares	Mar. 13, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 10, 2023 $ / shares	Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price		$ 8.10			$ 7.50
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price				$ 3.50
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price				$ 7.50
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common share price	$ 2.97		$ 2.47			$ 12.90
Exercise price						$ 82.5
Term (years)						4 years 4 months 24 days
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	0		0			0
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input			4.60			3.99
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input			97.0			81.2
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 3.50		$ 3.50
Term (years)			5 years 10 days
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	97.1		100.1
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 7.50		$ 7.50
Term (years)			5 years 4 months 2 days
May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	98.1		100.7
May Two Thousand Twenty Two Private Investmentin Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant and right outstanding measurement input	3.58		3.84
May Two Thousand Twenty Two Private Investmentin Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (years)	4 years 10 days		4 years 9 months 10 days
May Two Thousand Twenty Two Private Investmentin Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (years)	4 years 4 months 2 days		5 years 1 month 2 days